Vanguard® Consumer Discretionary Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Automobile Components (2.6%)
*	Aptiv plc	341,403	28,425
	Autoliv Inc.	103,981	13,265
	BorgWarner Inc. (XNYS)	315,847	11,263
	Gentex Corp.	317,396	11,109
	Lear Corp.	79,269	9,936
*	Modine Manufacturing Co.	77,164	7,787
*	Goodyear Tire & Rubber Co.	473,452	5,828
*	Visteon Corp.	47,850	5,329
	LCI Industries	45,743	5,026
*	Adient plc	169,911	4,798
	Patrick Industries Inc.	40,858	4,682
*	Dorman Products Inc.	50,290	4,625
	Phinia Inc.	98,833	4,424
*,1	QuantumScape Corp.	729,801	4,313
*	Mobileye Global Inc. Class A	164,956	4,233
*	Fox Factory Holding Corp.	88,147	4,110
	Dana Inc.	283,114	3,981
*	Gentherm Inc.	73,650	3,973
*	XPEL Inc.	79,864	3,035
*	American Axle & Manufacturing Holdings Inc.	380,278	2,905
*	Garrett Motion Inc.	301,905	2,741
	Standard Motor Products Inc.	84,919	2,608
*,1	Luminar Technologies Inc.	1,255,251	2,059
*	Stoneridge Inc.	125,282	1,988
*,1	Solid Power Inc.	619,893	1,097
*	Holley Inc.	242,318	931
			154,471
Automobiles (12.5%)
*	Tesla Inc.	3,274,804	583,177
	General Motors Co.	1,612,271	72,536
	Ford Motor Co.	4,608,618	55,902
*,1	Rivian Automotive Inc. Class A	1,011,741	11,048
	Thor Industries Inc.	76,521	7,594
	Harley-Davidson Inc.	200,879	7,208
*,1	Lucid Group Inc.	1,707,018	4,848
	Winnebago Industries Inc.	64,042	3,974
*,1	Canoo Inc.	278,177	626
			746,913
Broadline Retail (24.6%)
*	Amazon.com Inc.	7,404,626	1,306,472
*	MercadoLibre Inc.	46,007	79,389
	eBay Inc.	631,414	34,235
*	Etsy Inc.	163,862	10,400
	Macy's Inc.	404,583	7,881
*	Ollie's Bargain Outlet Holdings Inc.	95,349	7,860
	Kohl's Corp.	198,479	4,444
	Nordstrom Inc.	200,152	4,424
	Dillard's Inc. Class A	8,408	3,761
*,1	Groupon Inc.	106,776	1,690
*	Qurate Retail Inc. Series A	1,648,536	1,173
*	ContextLogic Inc. Class A	100,287	548
*	Big Lots Inc.	126,160	439
			1,462,716
Distributors (1.0%)
	Genuine Parts Co.	170,521	24,579
	Pool Corp.	48,581	17,662
	LKQ Corp.	344,788	14,836

Vanguard® Consumer Discretionary Index Fund
		Shares	Market Value ($000)
*	GigaCloud Technology Inc. Class A	86,027	2,679
			59,756
Diversified Consumer Services (1.7%)
	Service Corp. International	192,480	13,793
	H&R Block Inc.	195,339	9,697
*	Duolingo Inc.	45,753	8,757
*	Bright Horizons Family Solutions Inc.	79,199	8,325
*	Grand Canyon Education Inc.	46,895	6,681
*	Stride Inc.	73,644	5,056
*	frontdoor Inc.	141,548	5,007
*	Adtalem Global Education Inc.	76,148	4,903
	Graham Holdings Co. Class B	6,262	4,712
	Strategic Education Inc.	41,180	4,671
	ADT Inc.	594,994	4,230
	Laureate Education Inc.	268,059	4,198
	Perdoceo Education Corp.	158,046	3,556
*	OneSpaWorld Holdings Ltd.	226,428	3,521
*	Coursera Inc.	380,858	2,894
*	Universal Technical Institute Inc.	179,431	2,837
*	Mister Car Wash Inc.	378,451	2,660
*	Udemy Inc.	288,239	2,548
*	Chegg Inc.	468,024	1,793
	Carriage Services Inc.	61,946	1,666
*	European Wax Center Inc. Class A	143,452	1,624
*	WW International Inc.	352,033	584
*	2U Inc.	370,686	103
			103,816
Hotels, Restaurants & Leisure (22.4%)
	McDonald's Corp.	838,970	217,201
	Booking Holdings Inc.	42,194	159,339
	Starbucks Corp.	1,320,938	105,966
*	Chipotle Mexican Grill Inc.	31,960	100,019
*	Airbnb Inc. Class A	514,304	74,538
	Marriott International Inc. Class A	303,267	70,106
	Hilton Worldwide Holdings Inc.	307,610	61,707
	Yum! Brands Inc.	332,611	45,711
*	Royal Caribbean Cruises Ltd.	290,490	42,900
*	DoorDash Inc. Class A	337,122	37,121
	Darden Restaurants Inc.	147,932	22,248
	Domino's Pizza Inc.	43,279	22,011
	Las Vegas Sands Corp.	463,154	20,856
*	Expedia Group Inc.	173,855	19,621
*	Carnival Corp.	1,261,539	19,024
*	DraftKings Inc. Class A	528,829	18,578
	Texas Roadhouse Inc.	87,050	15,031
*	MGM Resorts International	351,969	14,139
	Wingstop Inc.	38,305	14,121
	Wynn Resorts Ltd.	133,844	12,699
*	Light & Wonder Inc.	121,233	11,575
	Churchill Downs Inc.	89,075	11,535
	Aramark	340,012	10,931
*	Caesars Entertainment Inc.	298,024	10,598
	Vail Resorts Inc.	52,427	9,894
*	Norwegian Cruise Line Holdings Ltd.	593,755	9,856
	Hyatt Hotels Corp. Class A	63,730	9,398
	Wyndham Hotels & Resorts Inc.	118,401	8,378
*	Planet Fitness Inc. Class A	127,490	8,114
*	Cava Group Inc.	75,747	7,010
*	Sweetgreen Inc. Class A	219,699	6,756
	Boyd Gaming Corp.	115,500	6,159
[1]	Choice Hotels International Inc.	52,552	5,948
*	Brinker International Inc.	82,711	5,842
*	Shake Shack Inc. Class A	61,423	5,828
*	Dutch Bros Inc. Class A	154,674	5,474
	Travel & Leisure Co.	122,174	5,368
	Wendy's Co.	303,146	5,290
*	Hilton Grand Vacations Inc.	127,825	5,283
	Marriott Vacations Worldwide Corp.	57,666	5,206
	Red Rock Resorts Inc. Class A	93,731	4,804

Vanguard® Consumer Discretionary Index Fund
		Shares	Market Value ($000)
*	Penn Entertainment Inc.	270,750	4,738
*	United Parks & Resorts Inc.	79,215	4,142
	Cheesecake Factory Inc.	104,915	4,037
*	Dave & Buster's Entertainment Inc.	75,980	3,882
*	Six Flags Entertainment Corp.	151,521	3,856
	Bloomin' Brands Inc.	171,940	3,748
	Papa John's International Inc.	75,314	3,499
*	Sabre Corp.	1,033,802	3,236
	Jack in the Box Inc.	58,141	3,219
*	Life Time Group Holdings Inc.	184,768	3,100
[1]	Cracker Barrel Old Country Store Inc.	62,902	3,068
	Monarch Casino & Resort Inc.	44,174	2,958
*	Playa Hotels & Resorts NV	328,360	2,798
*	BJ's Restaurants Inc.	76,772	2,690
	Krispy Kreme Inc.	257,111	2,689
*	First Watch Restaurant Group Inc.	136,074	2,678
	Golden Entertainment Inc.	87,650	2,653
*	Kura Sushi USA Inc. Class A	25,293	2,527
*	Everi Holdings Inc.	349,015	2,523
*	Portillo's Inc. Class A	248,551	2,491
	Dine Brands Global Inc.	62,696	2,473
*	Accel Entertainment Inc.	247,469	2,452
*	Chuy's Holdings Inc.	78,824	2,105
*	Target Hospitality Corp.	159,903	1,817
	RCI Hospitality Holdings Inc.	38,301	1,714
*	Denny's Corp.	225,731	1,648
[1]	Bowlero Corp. Class A	124,361	1,548
*	Bally's Corp.	110,258	1,340
*	Lindblad Expeditions Holdings Inc.	170,067	1,316
*	Xponential Fitness Inc. Class A	105,527	956
*,1	Soho House & Co. Inc.	158,101	810
*	Biglari Holdings Inc. Class B	3,298	656
*	Sonder Holdings Inc.	44,096	155
*	Vacasa Inc. Class A	29,393	135
			1,335,840
Household Durables (6.2%)
	DR Horton Inc.	364,252	53,836
	Lennar Corp. Class A	295,355	47,360
	PulteGroup Inc.	264,016	30,974
	Garmin Ltd.	186,700	30,591
*	NVR Inc.	3,877	29,778
*	TopBuild Corp.	40,696	17,009
	Toll Brothers Inc.	133,831	16,279
	Tempur Sealy International Inc.	232,709	11,952
*	Mohawk Industries Inc.	77,129	9,404
	Meritage Homes Corp.	51,562	9,093
*	Taylor Morrison Home Corp.	152,545	8,822
	KB Home	114,222	8,064
	Whirlpool Corp.	82,746	7,698
	Installed Building Products Inc.	36,252	7,680
*	Tri Pointe Homes Inc.	156,987	6,080
*	Skyline Champion Corp.	86,396	6,014
*	M/I Homes Inc.	46,180	5,769
	Newell Brands Inc.	698,935	5,396
*	Cavco Industries Inc.	13,696	4,892
*	Helen of Troy Ltd.	44,550	4,762
	Century Communities Inc.	53,997	4,558
*	LGI Homes Inc.	42,781	4,107
*	Sonos Inc.	254,848	4,027
	Worthington Enterprises Inc.	68,933	3,931
	La-Z-Boy Inc.	101,105	3,794
*	Green Brick Partners Inc.	69,145	3,775
	Leggett & Platt Inc.	312,610	3,626
*	Vizio Holding Corp. Class A	267,556	2,874
*	Beazer Homes USA Inc.	99,725	2,864
*	Dream Finders Homes Inc. Class A	95,176	2,704
	Ethan Allen Interiors Inc.	90,783	2,643
*	Hovnanian Enterprises Inc. Class A	16,670	2,397
*	Lovesac Co.	66,874	1,880

Vanguard® Consumer Discretionary Index Fund
		Shares	Market Value ($000)
*	iRobot Corp.	129,994	1,249
	Cricut Inc. Class A	198,087	1,234
*	Legacy Housing Corp.	49,954	1,160
*	GoPro Inc. Class A	562,411	855
*	Traeger Inc.	261,828	678
			369,809
Leisure Products (1.2%)
	Hasbro Inc.	180,065	10,764
*	Mattel Inc.	503,569	8,959
	Brunswick Corp.	100,241	8,273
	Polaris Inc.	83,686	6,996
*	YETI Holdings Inc.	145,406	5,924
*	Topgolf Callaway Brands Corp.	292,294	4,574
	Acushnet Holdings Corp.	65,900	4,343
*	Vista Outdoor Inc.	116,563	4,066
*	Peloton Interactive Inc. Class A	953,149	3,470
*	Malibu Boats Inc. Class A	77,821	2,993
	Sturm Ruger & Co. Inc.	63,981	2,843
	Smith & Wesson Brands Inc.	169,184	2,837
*	AMMO Inc.	431,577	1,165
*	Funko Inc. Class A	115,430	1,044
	Johnson Outdoors Inc. Class A	26,778	974
	Clarus Corp.	130,382	913
*	Latham Group Inc.	180,329	696
*	Solo Brands Inc. Class A	129,382	252
			71,086
Specialty Retail (21.9%)
	Home Depot Inc.	1,154,108	386,476
	Lowe's Cos. Inc.	681,567	150,824
	TJX Cos. Inc.	1,326,058	136,717
*	O'Reilly Automotive Inc.	70,996	68,388
*	AutoZone Inc.	21,243	58,842
	Ross Stores Inc.	396,052	55,352
	Tractor Supply Co.	129,597	36,973
*	Ulta Beauty Inc.	59,661	23,571
	Williams-Sonoma Inc.	79,016	23,169
	Best Buy Co. Inc.	245,714	20,841
*	Burlington Stores Inc.	83,072	19,941
	Dick's Sporting Goods Inc.	78,038	17,765
*	Floor & Decor Holdings Inc. Class A	131,358	15,351
	Bath & Body Works Inc.	279,871	14,537
*	CarMax Inc.	204,572	14,373
*	Carvana Co.	143,712	14,368
*	Abercrombie & Fitch Co. Class A	75,384	13,032
	Murphy USA Inc.	26,732	11,729
*	Five Below Inc.	76,872	10,618
	Gap Inc.	341,621	9,893
	Lithia Motors Inc.	38,308	9,697
*,1	GameStop Corp. Class A	416,654	9,641
*	Wayfair Inc. Class A	131,424	7,818
	Signet Jewelers Ltd.	69,285	7,586
*	Valvoline Inc.	185,262	7,522
*	AutoNation Inc.	41,823	7,120
	Academy Sports & Outdoors Inc.	119,520	6,895
*	Asbury Automotive Group Inc.	28,641	6,733
	Group 1 Automotive Inc.	21,536	6,697
	Advance Auto Parts Inc.	94,144	6,650
	American Eagle Outfitters Inc.	292,336	6,423
*	RH	23,465	6,381
*	Boot Barn Holdings Inc.	50,887	6,052
*	Chewy Inc. Class A	266,750	5,658
	Penske Automotive Group Inc.	34,894	5,307
	Foot Locker Inc.	178,322	4,945
*	Urban Outfitters Inc.	114,150	4,761
*	Victoria's Secret & Co.	170,969	3,896
*	Warby Parker Inc. Class A	206,537	3,658
	Upbound Group Inc.	111,162	3,648
*	Sally Beauty Holdings Inc.	293,079	3,570
*	ODP Corp.	88,201	3,454

Vanguard® Consumer Discretionary Index Fund
		Shares	Market Value ($000)
*	Leslie's Inc.	577,761	3,305
	Buckle Inc.	84,496	3,257
	Caleres Inc.	91,645	3,178
*	National Vision Holdings Inc.	208,307	3,143
	Arhaus Inc.	163,378	3,073
	Hibbett Inc.	35,226	3,050
	Winmark Corp.	8,548	3,042
	Camping World Holdings Inc. Class A	143,134	2,877
	Sonic Automotive Inc. Class A	50,422	2,857
	Shoe Carnival Inc.	74,813	2,824
*	MarineMax Inc.	91,221	2,598
*	Revolve Group Inc.	133,156	2,541
	Monro Inc.	105,289	2,490
*	Beyond Inc.	164,264	2,485
	Guess? Inc.	104,477	2,431
	Designer Brands Inc. Class A	191,245	1,922
	Arko Corp.	300,040	1,800
	Haverty Furniture Cos. Inc.	60,802	1,727
*	America's Car-Mart Inc.	27,606	1,664
*	Petco Health & Wellness Co. Inc.	421,391	1,627
*	Sleep Number Corp.	90,969	1,375
*	Zumiez Inc.	72,132	1,355
*	Genesco Inc.	46,951	1,338
*	1-800-Flowers.com Inc. Class A	136,121	1,318
*	OneWater Marine Inc. Class A	49,363	1,276
	Aaron's Co. Inc.	142,157	1,206
*,1	EVgo Inc.	482,798	980
*	Stitch Fix Inc. Class A	343,204	848
*	Lands' End Inc.	56,590	809
*	ThredUP Inc. Class A	339,258	682
	PetMed Express Inc.	93,971	400
*,1	Children's Place Inc.	22,664	278
			1,300,628
Textiles, Apparel & Luxury Goods (5.7%)
	NIKE Inc. Class B	1,418,132	134,793
*	Lululemon Athletica Inc.	136,126	42,470
*	Deckers Outdoor Corp.	31,334	34,277
	Tapestry Inc.	304,484	13,242
*	Skechers USA Inc. Class A	181,680	12,976
*	Crocs Inc.	81,622	12,704
	Ralph Lauren Corp.	55,473	10,367
	PVH Corp.	81,886	9,827
	VF Corp.	525,538	6,979
*	Capri Holdings Ltd.	185,599	6,412
	Kontoor Brands Inc.	82,556	6,055
	Steven Madden Ltd.	124,271	5,524
	Columbia Sportswear Co.	62,535	5,354
	Carter's Inc.	69,274	4,738
	Levi Strauss & Co. Class A	191,523	4,598
*	Hanesbrands Inc.	777,086	3,979
	Oxford Industries Inc.	35,278	3,905
*	Under Armour Inc. Class A	490,088	3,524
*	G-III Apparel Group Ltd.	114,463	3,441
	Wolverine World Wide Inc.	247,992	3,378
*	Under Armour Inc. Class C	450,422	3,135
*	Figs Inc. Class A	482,347	2,556
	Movado Group Inc.	71,064	1,883

Vanguard® Consumer Discretionary Index Fund
		Shares	Market Value ($000)
*,1	Allbirds Inc. Class A	461,865	272
			336,389
Total Common Stocks (Cost $5,416,592)			5,941,424
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 5.397% (Cost $25,077)	250,849	25,082
Total Investments (100.2%) (Cost $5,441,669)			5,966,506
Other Assets and Liabilities—Net (-0.2%)			(14,570)
Net Assets (100.0%)			5,951,936
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,592,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $19,410,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
MercadoLibre Inc.	8/30/24	BANA	11,734	(5.326)	—	(26)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At May 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,821,000 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

Vanguard® Consumer Discretionary Index Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,941,424	—	—	5,941,424
Temporary Cash Investments	25,082	—	—	25,082
Total	5,966,506	—	—	5,966,506
Derivative Financial Instruments
Liabilities
Swap Contracts	—	26	—	26